Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Summary of Prepaid Expenses and Other Current Assets

	December 31, 2015	December 31, 2014
Value-added tax recoverable	$10,331	$3,969
Receivable from the Group’s executives and employees, net of provision of $3,233 and nil, respectively (a)	11,966	—
Deposit and prepayment for acquisitions, net of provision of $3,518 and nil, respectively (b)	8,426	5,250
Other deposit and prepayment (c)	7,626	423
Other receivable	1,610	—
Others, net of provision of $249 and $648, respectively	1,238	1,288

Total of prepaid expenses and other current assets	$41,197	$10,930